Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
Excess advertising expense	$ 699,717	$ 608,131
Deferred Intangible assets amortization	22,983	24,165
Net operating loss carrying forward	7,666	20,543
Share-based compensation	65,181	36,155
Total	$ 795,547	$ 688,994